GENERAL INFORMATION: (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Aug. 21, 2017	Mar. 10, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Accumulated deficit			$ (90,515)	$ (62,625)
Proceeds from issuance of shares net			$ 63,131		$ 30,608
Over-Allotment [Member] | Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares net	$ 53,600
Share issue related costs	$ 3,800
Private Placement [Member] | Ordinary Shares [Member] | Several Investors [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares net		$ 9,500
Share issue related costs		$ 500